Share Option Activities, Stock Options Granted by Red 5 (Detail) - Stock options and ordinary shares granted by Red 5 - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding at beginning of period	10,649,893
Granted	0
Exercised	(2,090,685)
Forfeited	(1,937,872)
Outstanding at end of period	6,621,336	10,649,893
Vested and expected at end of period	6,621,336
Exercisable at end of period	3,144,254
Outstanding at beginning of period	$ 0.061
Exercised	0.075
Forfeited	0.075
Outstanding at end of period	0.053	$ 0.061
Vested and expected at end of period	0.053
Exercisable at end of period	$ 0.058
Weighted-Average Remaining Contractual Term (years)
Outstanding at end of period	4 years 1 month 2 days	4 years 8 months 23 days
Vested and expected at end of period	4 years 1 month 2 days
Exercisable at end of period	3 years 11 months 1 day
Outstanding at beginning of period	$ 0
Exercised	0	$ 1,200	$ 162,279
Outstanding at end of period	0	$ 0
Vested and expected at end of period	0
Exercisable at end of period	$ 0